Schedule of Market Assumptions Used in Valuation (Details)	Dec. 31, 2024	Nov. 12, 2024 $ / shares
Willow Lane Acquisition Corp [Member]
Business Combination [Line Items]
Term (years)		7 years
Measurement Input, Share Price [Member] | Willow Lane Acquisition Corp [Member]
Business Combination [Line Items]
Measurement input		9.93
Measurement Input, Exercise Price [Member] | Willow Lane Acquisition Corp [Member]
Business Combination [Line Items]
Measurement input		11.50
Measurement Input, Risk Free Interest Rate [Member] | Willow Lane Acquisition Corp [Member]
Business Combination [Line Items]
Measurement input		0.0416
Measurement Input, Risk Free Interest Rate [Member] | Boost Run Holdings LLC [Member]
Business Combination [Line Items]
Measurement input	0.042
Measurement Input, Price Volatility [Member] | Willow Lane Acquisition Corp [Member]
Business Combination [Line Items]
Measurement input		0.050
Measurement Input, Price Volatility [Member] | Boost Run Holdings LLC [Member]
Business Combination [Line Items]
Measurement input	0.775
Measurement Input, Expected Term [Member] | Boost Run Holdings LLC [Member]
Business Combination [Line Items]
Measurement input	6.0
Measurement Input, Expected Dividend Rate [Member] | Boost Run Holdings LLC [Member]
Business Combination [Line Items]
Measurement input	0
Measurement Input, Discount Rate [Member] | Boost Run Holdings LLC [Member]
Business Combination [Line Items]
Measurement input	0.325